Deferred and Contingent Considerations on Acquisitions	12 Months Ended
Dec. 31, 2024
Deferred and Contingent Considerations on Acquisitions [Abstract]
Deferred and Contingent Considerations on Acquisitions

Note 5. Deferred and Contingent Considerations on Acquisitions

On January 25, 2023, Nuvini S.A. entered into a business combination agreement with Smart NX, which was unanimously approved by Nuvini S.A.’s Board of Directors. The transaction consists of a payment in shares of Nuvini S.A. for 55% of Smart NX with a call option to purchase the remaining 45% of the total capital stock of Smart NX to be paid in three installments on January 25, 2024, January 25, 2025, and January 25, 2026, for a variable consideration based on multiples of future Smart NX EBITDA. The acquisition was not deemed significant and was classified as a non-cash transaction.

As discussed in note 1, the Company completed several acquisitions in prior years, which resulted in deferred and contingent consideration arrangements.

The deferred consideration consists of fixed future cash payments due to sellers from the date of acquisition, according to the terms of the sale and purchase agreement.

The contingent consideration consists of estimated future cash payments due to sellers of each respective business combination according to the terms of each respective sale and purchase agreement for the business combinations and is recorded at fair value until the contingency has been resolved, with changes in fair value included in contingent consideration financial adjustment in the consolidated statement of loss.

The Group’s current and non-current liabilities payable under the deferred and contingent consideration arrangements as of December 31, 2024, and 2023 are detailed as follows:

	Year ended December 31,
	2024	2023
Current deferred and contingent consideration:
Effecti	126,414	106,096
Leadlovers	56,799	44,021
Ipe	39,199	34,770
Datahub	26,938	23,088
Onclick	22,833	19,102
Smart NX	5,000	-
Total current deferred and contingent consideration	277,183	227,077

Non-current deferred and contingent consideration:
Smart NX	-	5,000
Total non-current deferred and contingent consideration	-	5,000

The contingent portions of this consideration is accounted for as FVTPL and categorized as a level 3 financial liability, as described in note 6. The deferred portion (relating to fixed amounts) is accounted for as amortized cost. The following table shows a reconciliation of the beginning and ending balances of the deferred and contingent consideration including level 3 fair value measurements.

Balance on January 1, 2022	291,305
Payments	(9,898)
Contingent consideration adjustment	16,294
Derecognition of Mercos deferred and contingent consideration (note 5 and 17)	(62,745)
Balance on December 31, 2022	234,956
Initial recognition of deferred and contingent consideration relating to acquisitions	5,000
Payments	(6,215)
Deferred and contingent consideration converted to equity	(39,502)
Contingent consideration adjustment	13,212
Interest	24,626
Balance on December 31, 2023	232,077
Payments	(7,985)
Interest	53,091
Balance on December 31, 2024	277,183

The terms of the applicable deferred and contingent consideration as of the dates of the respective acquisitions were as follows:

●	Effecti, Leadlovers and Ipe: the sellers will receive a cash payment in annual installments over a 3-year period from the date of acquisition, which is calculated as a multiple of 7.4 times the last 12-months revenue earned by the acquiree. The maximum payment for the contingent consideration is not capped.

●	Onclick: the sellers will receive fixed cash payments over a 3-year period from the date of the acquisition, defined as 25% of the acquisition price for the first year and 12.5% of the acquisition price for each of the last two years, per the sale and purchase agreement.

●	Datahub: the sellers will receive a cash payment in annual installments over a 3-year period from the date of acquisition. The value of the cash payment is calculated based on defined multiples of revenue growth and EBITDA earned by the acquiree, as defined in the sale and purchase agreement. The maximum payment for the contingent consideration is not capped.

To preserve liquidity and manage cash flows the Company renegotiated the terms of amounts payable or contingently payable under the purchase and sale agreements with sellers for certain acquisitions.

On November 11, 2022, the Company amended the agreement with the sellers of Mercos to eliminate the contingent consideration payment in exchange for the return of 42.09% of the Mercos shares to the sellers and retaining a call option on those shares. The call option provides the Company the right to repurchase the shares at any time until December 31, 2024, for a total price based on 7.6x the revenue of Mercos for the preceding 12 months. In connection therewith, the Company paid cash, which was applied to reduce the contingent consideration which existed prior to the transaction. This amendment originated the recognition of a non-controlling interest, which is disclosed in detail in note 17.

On October 8, 2023, the Company made a payment of R$22.0 million to the founding partners of Mercos, as part of the purchase agreement for the remaining Mercos shares estimated at R$66.0 million. The partial payment would result in an increase in equity ownership of approximately 8%. However, as full payment of the estimated shares was not received, the Company has entered into negotiations with Mercos to discuss settlement options. The partial payment has been recorded as an advanced payment in assets. As of December 31, 2024, the Company has not reached a negotiated settlement or treatment of the advanced payment.

Amendments to the deferred and contingent consideration on acquisitions arrangements were completed as follows:

Leadlovers— As of December 31, 2024, the deferred and contingent consideration amounts to R$56.8 million, consisting of three installments payable in cash and Nvni Group Limited ordinary shares. The first and second installments, totaling R$37.4 million payable in cash, and the third installment amounts to $19.4 million, equally payable between cash and shares, remain unpaid as of the previously renegotiated due date of December 31, 2024. The Company did not make any installment payments during the year ended December 31, 2024, and will continue to incur interest and penalties on any unpaid amounts. As of December 31, 2024, the Company has not reached a settlement on any renegotiated terms or amendments.

Onclick— As of December 31, 2024, the deferred and contingent consideration amounts to R$22.8 million, consisting of two installments payable in cash and Nvni Group Limited ordinary shares. The first installment, totaling R$9.6 million payable in cash, and second installment, totaling R$13.2 million, remain unpaid as of the previously renegotiated due date of December 31, 2024. The Company made a partial payment of $0.2 million during the year ended December 31, 2024, however, the Company will continue to incur interest and penalties on any unpaid amounts. As of December 31, 2024, the Company has not reached a settlement on any renegotiated terms or amendments.

Effecti— As of December 31, 2024, the deferred and contingent consideration amounts to R$126.4 million. The Company made a payment applied to the first installments owed totaling R$3.9 million in 2024. In November 2024, the Company renegotiated terms to establish an additional fine of R$2.5 million for the unpaid debts due to the wait and effects of non-receipt of previously agreed upon amounts. The fine is payable in twelve equal monthly installments and will be automatically renewed in January of each year until the entire debt is fully paid. The first and second installments are payable in cash, while the third installment, adjusted for penalties and interest, will be payable in Nvni Group Limited ordinary shares.

Datahub— As of December 31, 2024, the deferred and contingent consideration amounts to R$26.9 million, payable in cash and Nvni Group Limited ordinary shares. The first and second installment payments owed in cash totaling R$16.8 million, remain unpaid as of December 31, 2024. The third installment, totaling R$10.1 million, will be settled in both cash payment and issuance of Nvni Group Limited ordinary shares, adjusted for penalties and interest. The Company did not make any installment payments during the year ended December 31, 2024, and will continue to incur interest and penalties on any unpaid amounts. As of December 31, 2024, the Company has not reached a settlement on any renegotiated terms or amendments.

Ipe— As of December 31, 2024, the deferred and contingent consideration totals R$39.2 million, payable in three cash installments. The remaining balance for the first and second installments is R$19.2 million, remains unpaid as of December 31, 2024. The third installment, totaling R$20.0 million to be settled in cash, remains unpaid as of December 31, 2024. The Company made a partial payment of $3.9 million during the year ended December 31, 2024, however, the Company will continue to incur interest and penalties on any unpaid amounts.. As of December 31, 2024, the Company has not reached a settlement on any renegotiated terms or amendments.